November 20, 1998

Report to Shareholders:

        For the third calendar quarter ended September 30, 1998, the Fund, the Standard & Poor's 500 and the Russell 2000 had negative total returns of 15.89% 9.95% and 20.15%, respectively. For the six months ended September 30, 1998, the Fund's total return was negative 14.45%. In comparison, the Standard & Poor's 500 and the Russell 2000 decreased 6.98% and 23.87%, respectively. Cash equivalents at September 30 were 12.50% of net assets.

        Long-term performance of the Fund is shown below for time periods ended September 30, 1998 as well as the one year return.

                                                                  Average Annual Total Return*
                                              -------------------------------------------------------------
                                                                                            July 14, 1969**
                                              1 year     5 years     10 years     15 Years     29.2 years
                                              ------     -------     --------     --------     ----------
Nicholas Fund
   (Distributions Reinvested) ...              0.77%      15.99%       15.13%      14.26%        13.74%
Standard & Poor's 500 Index
   (Dividends Reinvested) .......              9.05%      19.91%       17.29%      16.42%        12.45%
Russell 2000 Index
   (Dividends Reinvested) .......            (19.02)%      9.10%       11.15%       9.82%          N/A
Consumer Price Index ............              1.43%       2.43%        3.18%       3.31%         5.25%
Ending value of $10,000 invested in
  Nicholas Fund (Distributions Reinvested)   $10,078     $20,993      $40,914      $73,884      $430,169

     As we reflect on the last six months in the stock market, one of our investment principles seems validated: no one can predict short-term movements in the market place. The recent volatility of stock prices also confirms another of our investment standards: dollar cost averaging is an intelligent and rewarding way to purchase Nicholas Fund shares. One significant aspect of the current market which is worth mentioning is that, in general, the larger a company's market capitalization, the better its stock has performed. Market leviathans such as General Electric, Coca-Cola, Microsoft, Merck, Pfizer and Wal-Mart, which influence the market indexes disproportionately, have made the major averages look substantially stronger than the overall market. Because Nicholas Fund is composed of some large but mostly mid-cap names, we have been at a disadvantage. We believe our program does work and we look forward to improved relative performance.

     Management would like to thank all shareholders for the confidence they have placed in the long-term investment philosophy of the Fund. We appreciate your patience and support.


                                Sincerely,


                            /s/ Albert O. Nicholas /s/David O. Nicholas
                                ------------------    -----------------
                                Albert O. Nicholas    David O. Nicholas
                                Co-Portfolio Manager  Co-Portfolio Manager

     *Total returns are historical and include change in share price and reinvestment of dividends and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

     **Date of initial public offering. Starting time period for Standard & Poor's 500 and the Consumer Price Index was June 30, 1969.

Financial Highlights
(For a share outstanding throughout each period)
-------------------------------------------------------------------------------

                                              Six Months
                                            Ended 9/30/98              Year ended March 31,
                                                             -----------------------------------------
                                             (unaudited)     1998     1997     1996     1995      1994
                                            --------------   ----     ----     ----     ----      ----
NET ASSET VALUE, BEGINNING OF PERIOD          $93.98         $67.11   $63.81   $52.22   $51.10    $52.91
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          .34            .36      .40      .57      .69       .74
  Net gains (losses) on securities
     (realized and unrealized)                (14.46)         32.67     8.64    15.68     4.46      (.68)
                                              ------         ------   ------   ------   ------    ------
     Total from investment operations         (14.12)         33.03     9.04    16.25     5.15       .06
                                              ------         ------   ------   ------   ------    ------
  LESS DISTRIBUTIONS:
  Dividends (from net
     investment income)                         (.13)          (.36)    (.42)    (.57)    (.71)     (.82)

  Distributions (from capital gains)           (2.47)         (5.80)   (5.32)   (4.09)   (3.32)    (1.05)

                                              ------         ------   ------   ------   ------    ------
     Total distributions                       (2.60)         (6.16)   (5.74)   (4.66)   (4.03)    (1.87)

                                              ------         ------   ------   ------   ------    ------
NET ASSET VALUE, END OF PERIOD                $77.26         $93.98   $67.11   $63.81   $52.22    $51.10

                                              ------         ------   ------   ------   ------    ------
                                              ------         ------   ------   ------   ------    ------
TOTAL RETURN                                  (15.45)%**      50.98%  14.68%   32.38%   10.88%     0.04%



RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (millions)    $4,953.3        $5,907.2 $3,989.5 $3,655.3 $3,004.4  $2,941.2

     Ratio of expenses to average net assets     .70%*          .71%     .72%     .74%     .77%      .78%

     Ratio of net investment income
       to average net assets                     .77%*          .44%     .61%     .87%    1.34%     1.40%

     Portfolio turnover rate                   24.64%*        17.01%   15.18%  25.70%    29.82%    33.39%


  *Annualized.
 **Not annualized.



          The accompanying notes to financial statements
            are an integral part of these statements.
------------------------------------------------------------------------------
Top Ten Equity Holdings
September 30, 1998 (Unaudited)
------------------------------------------------------------------------------
                                        Percentage of
                                          Net Assets
                                      ----------------
Berkshire Hathaway Inc. - Class A           4.76%
Freddie Mac                                 4.56%
Fannie Mae                                  4.41%
SunAmerica, Inc.                            3.45%
Marshall & Ilsley Corporation               3.22%
Mercury General Corporation                 3.21%
Fifth Third Bancorp                         2.52%
General Motors Corporation - Class H        2.51%
Travelers Group, Inc.                       2.46%
Elan Corporation plc                        2.05%
                                            -----
     Total of top ten holdings             33.15%
                                           ------
                                           ------

Schedule of Investments
September 30, 1998 (unaudited)
-------------------------------------------------------------------------------

 Shares or                                                            Quoted
 Principal                                                            Market
   Amount                                                              Value
----------                                                         -----------
                                                                   (Note 1(a))
COMMON STOCKS - 87.50%

                Agriculture - 1.48%
     1,300,000  Monsanto Company                               $   73,287,500
                                                             ----------------
                Banks and Finance - 21.54%
       408,000  Edwards (A.G.), Inc.                               12,367,500
     3,400,000  Fannie Mae                                        218,450,000
     2,168,812  Fifth Third Bancorp                               124,706,690
     1,291,400  Firstar Corporation                                65,377,125
     4,571,200  Freddie Mac                                       225,988,700
     3,341,363  Marshall & Ilsley Corporation                     159,550,083
       650,000  Merrill Lynch & Co., Inc.                          30,793,750
     2,000,000  Norwest Corporation                                71,625,000
     3,252,000  Travelers Group Inc.                              121,950,000
     1,010,700  U.S. Bancorp                                       35,943,019
                                                             ----------------
                                                                1,066,751,867
                                                             ----------------
                Business Services - 2.29%
     1,372,000  Cintas Corporation                                 68,771,500
     1,754,000  Interim Services, Inc. *                           36,066,625
       491,800  Wallace Computer Services, Inc.                     8,821,662
                                                             ----------------
                                                                  113,659,787
                                                             ----------------
                Consumer Products and Services - 4.63%
       500,000  American Express Company                           38,812,500
       852,000  CSS Industries, Inc. * +                           24,015,750
     1,510,000  Leggett & Platt, Incorporated                      31,332,500
     2,071,800  ServiceMaster Company (The)                        45,320,625
     1,692,600  Valspar Corporation (The)                          50,672,213
     1,550,000  Walt Disney Company (The)                          39,234,375
                                                             ----------------
                                                                  229,387,963
                                                            ----------------
                Food and Beverage - 1.45%
     1,200,000  McDonald's Corporation                             71,625,000
                                                             ----------------
                Health Care Products - 9.82%
     2,000,000  Abbott Laboratories                                86,875,000
     1,636,000  American Home Products Corporation                 85,685,500
     1,411,800  Elan Corporation plc *                            101,737,837
       400,000  Medtronic, Inc.                                    23,150,000
       700,000  Pfizer Inc.                                        74,156,250
     1,700,000  Stryker Corporation                                57,800,000
     2,463,500  St. Jude Medical, Inc. *                           56,968,438
                                                             ----------------
                                                                  486,373,025
                                                             ----------------
                Health Care Services - 6.21%
       853,150  Cardinal Health, Inc.                              88,087,738
     1,762,400  HCR Manor Care, Inc. *                             51,660,350
     2,685,937  Health Management Associates, Inc. - Class A *     49,018,350
     1,029,352  National HealthCare Corporation +                  23,675,096
     1,680,000  PSS World Medical, Inc. *                          31,080,000
     3,892,000  Quorum Health Group, Inc. * +                      63,245,000
       265,600  Vencor, Inc. *                                      1,062,400
                                                             ----------------
                                                                  307,828,934
                                                             ----------------
                Industrial Products and Services - 3.54%
     1,110,000  Fastenal Company                                   27,750,000
     2,537,400  General Cable Corporation +                        46,941,900
     2,354,300  Sybron International Corporation *                 45,025,987
     2,733,325  Thermo Electron Corporation *                      41,170,708
     1,019,800  Wausau-Mosinee Paper Corporation                   14,659,625
                                                             ----------------
                                                                  175,548,220
                                                             ----------------
                Insurance - 11.93%
     2,741,131  Foremost Corporation of America +                  50,196,961
     4,235,600  Mercury General Corporation +                     158,835,000
     1,589,600  Mutual Risk Management Ltd.                        56,232,100
       500,000  Progressive Corporation (The)                      56,375,000
     2,737,000  Protective Life Corporation                        98,532,000
     2,800,000  SunAmerica, Inc.                                  170,800,000
                                                             ----------------
                                                                  590,971,061
                                                             ----------------
                Investment Management - 0.87%
     1,439,900  Franklin Resources, Inc.                           43,197,000
                                                             ----------------

                Media, Communications and
                 Entertainment -7.36%
     2,290,000  ADC Telecommunications, Inc. *                     48,376,250
     1,730,000  Cincinnati Bell Inc.                               44,980,000
     3,380,000  General Motors Corporation - Class H *            124,426,250
     2,194,900  Loral Space & Communications Ltd. *                32,374,775
       420,866  Pulitzer Publishing Company                        33,301,022
     2,417,441  Qwest Communications International Inc. *          75,696,121
       285,000  USA Networks, Inc. *                                5,539,688
                                                             ----------------
                                                                  364,694,106
                                                             ----------------
                Real Estate - 3.85%
     3,348,900  Corrections Corporation of America *               45,419,456
     1,500,000  Crescent Real Estate Equities, Inc.                37,875,000
       611,327  Meditrust Corp., Paired ctf.                       10,430,767
     1,085,300  National Health Investors, Inc.                    33,644,300
       666,828  National Health Realty, Inc. +                      9,752,360
     1,200,000  Reckson Associates Realty Corp.                    28,200,000
     2,127,905  Ventas, Inc. *                                     25,268,872
                                                             ----------------
                                                                  190,590,755
                                                             ----------------
                Retail Trade - 5.49%
     1,850,000  AutoZone, Inc. *                                   45,556,250
     1,854,100  Consolidated Stores Corporation *                  36,386,712
     1,500,000  Home Depot, Inc. (The)                             59,250,000
     1,474,000  Kohl's Corporation *                               57,486,000
     2,068,300  OfficeMax, Inc. *                                  20,295,194
     1,200,000  Walgreen Co.                                       52,875,000
                                                             ----------------
                                                                  271,849,156
                                                             ----------------
                Technology - 0.98%
       117,100  Electronic Data Systems Corp.                       3,886,256
     1,050,000  Motorola, Inc.                                     44,821,875
                                                             ----------------
                                                                   48,708,131
                                                             ----------------
                Transportation - 0.72%
     2,147,089  Heartland Express, Inc. * +                        35,426,969
                                                             ----------------
                Miscellaneous - 5.34%
         3,959  Berkshire Hathaway Inc. - Class A *               235,956,400
            38  Berkshire Hathaway Inc. - Class B *                    75,734
       960,000  Leucadia National Corporation                      28,140,000
                                                             ----------------
                                                                  264,172,134
                                                             ----------------

               TOTAL COMMON STOCKS
                (cost $2,361,296,791)                           4,334,071,608
                                                               --------------

SHORT-TERM INVESTMENTS - 12.38%
             Commercial Paper - 12.04%
$10,000,000  Levi Strauss & Company
              5.72%, due October 1, 1998                           10,000,000
  8,250,000  Lockheed Martin Corporation
              5.68%, due October 1, 1998                            8,250,000
 29,000,000  Tyson Foods, Inc.
              5.61%, due October 2, 1998                           28,995,481
  9,000,000  Houston Industries, Inc.
              5.70%, due October 5, 1998                            8,994,300
 21,000,000  Cox Enterprises, Inc.
              5.77%, due October 6, 1998                           20,983,375
 15,000,000  Houston Industries, Inc.
              5.68%, due October 7, 1998                           14,985,800
  9,061,000  ConAgra, Inc.
              5.70%, due October 8, 1998                            9,050,957
 14,000,000  ConAgra, Inc.
              5.70%, due October 8, 1998                           13,984,483
 15,000,000  Levi Strauss & Company
              5.72%, due October 9, 1998 .                         14,980,933
  4,000,000  Quad/Graphics, Inc.
              5.70%, due October 9, 1998                            3,994,933
  9,000,000  Cox Enterprises, Inc.
              5.68%, due October 13, 1998                           8,982,960
 26,110,000  Fiserv, Inc.
              5.70%, due October 13, 1998                          26,060,391
  7,000,000  Marriott International, Inc.
              5.84%, due October 13, 1998                           6,986,359
 14,000,000  Cox Enterprises, Inc.
              5.68%, due October 14, 1998                          13,971,284
  5,000,000  Quad/Graphics, Inc.
              5.70%, due October 14, 1998                           4,989,708
 20,000,000  Union Pacific Resources Group, Inc.
              5.70%, due October 14, 1998                          19,958,833
 10,000,000  Lockheed Martin Corporation
              5.66%, due October 15, 1998                           9,977,989
 10,000,000  Marriott International, Inc.
              5.72%, due October 15, 1998                           9,977,756
 12,500,000  Lockheed Martin Corporation
              5.67%, due October 16, 1998                          12,470,469
  7,400,000  Sprint Capital Corporation
              5.70%, due October 16, 1998                           7,382,425
 12,000,000  ConAgra, Inc.
              5.63%, due October 19, 1998                          11,966,220
 13,000,000  Levi Strauss & Company
              5.72%, due October 20, 1998                          12,960,754
 10,000,000  PanAmSat Corporation
              5.70%, due October 20, 1998                           9,969,917
  7,000,000  Lockheed Martin Corporation
              5.66%, due October 21, 1998                           6,977,989
  5,000,000  Tyson Foods, Inc.
              5.63%, due October 21, 1998                           4,984,361
  5,551,000  Fiserv, Inc.
              5.65%, due October 22, 1998                           5,532,705
 17,000,000  Marriott International, Inc.
              5.72%, due October 22, 1998                          16,943,277
  3,615,000  Schreiber Foods, Inc.
              5.65%, due October 22, 1998                           3,603,086
  3,600,000  Universal Foods Corporation
              5.65%, due October 22, 1998                           3,588,135
  3,450,000  Applied Power Inc.
              5.70%, due October 23, 1998                           3,437,983
 10,000,000  PanAmSat Corporation
              5.70%, due October 23, 1998                           9,965,167
 13,350,000  Raytheon Company
              5.67%, due October 23, 1998                          13,303,742
 18,650,000  Boston Scientific Corporation
              5.73%, due October 26, 1998                          18,575,789
 10,000,000  Torchmark Corporation
              5.65%, due October 26, 1998                           9,960,764
 20,000,000  Cox Enterprises, Inc.
              5.68%, due October 27, 1998                          19,917,956
  6,000,000  Applied Power Inc.
              5.70%, due October 28, 1998                           5,974,350
 10,000,000  Houston Industries, Inc.
              5.70%, due October 28, 1998                           9,957,250
  9,500,000  Lockheed Martin Corporation
              5.67%, due October 29, 1998                           9,458,105
  6,391,000  Lockheed Martin Corporation
              5.60%, due October 29, 1998                           6,363,164
  3,900,000  Quad/Graphics, Inc.
              5.70%, due October 29, 1998                           3,882,710
  5,000,000  Universal Foods Corporation
              5.45%, due October 29, 1998                           4,978,805
 10,000,000  Applied Power Inc.
              5.70%, due October 30, 1998                           9,954,083
  9,500,000  Fiserv, Inc.
              5.70%, due October 30, 1998                           9,456,379
  5,000,000  Quad/Graphics, Inc.
              5.70%, due October 30, 1998                           4,977,042
 16,000,000  Marriott International, Inc.
              5.50%, due November 2, 1998                          15,921,778
 11,000,000  Houston Industries, Inc.
              5.50%, due November 3, 1998                          10,944,542
 16,000,000  Cox Enterprises, Inc.
              5.65%, due November 5, 1998                          15,912,111
  2,500,000  Banta Corporation
              5.70%, due November 6, 1998                           2,485,750
  5,000,000  DeKalb Genetics Corporation
              5.70%, due November 6, 1998                           4,971,500
 16,000,000  Cox Enterprises, Inc.
              5.63%, due November 9, 1998                          15,902,413
  3,500,000  Cox Enterprises, Inc.
              5.67%, due November 10, 1998                          3,477,950
 10,000,000  Lockheed Martin Corporation
              5.61%, due November 12, 1998                          9,934,550
  4,000,000  Union Pacific Resources Group, Inc.
              5.68%, due November 12, 1998                          3,973,493
  3,000,000  Banta Corporation
              5.45%, due November 13, 1998                          2,980,471
  5,000,000  Manpower Inc.
              5.45%, due November 13, 1998                          4,967,451
  8,000,000  Quad/Graphics, Inc.
              5.45%, due November 13, 1998                          7,947,922
  9,000,000  Cox Communications, Inc.
              5.68%, due November 18, 1998                          8,931,840
  6,455,000  Manpower Inc.
              5.65%, due November 23, 1998                          6,401,307
 10,000,000  Levi Strauss & Company
              5.62%, due December 1, 1998                           9,904,772
                                                               --------------
                                                                  596,326,019
                                                               --------------
                Variable Rate Demand Notes - 0.34%
     5,343,243  General Mills, Inc.
                 4.95%  due October 1, 1998                         5,343,243
     3,522,198  Sara Lee Corporation
                 4.94%, due October 1, 1998                         3,522,198
     3,561,179  Pitney Bowes Credit Corporation
                 4.95%, due October 1, 1998                         3,561,179
     3,097,126  Warner-Lambert Company
                 4.96%, due October 1, 1998                         3,097,126
     1,445,546  Wisconsin Electric Power Company
                 4.96%, due October 1, 1998                         1,445,546
                                                               --------------
                                                                   16,969,292
                                                               --------------
                  TOTAL SHORT-TERM INVESTMENTS
                   (cost $610,413,593)                            613,295,311
                                                               --------------
                  TOTAL INVESTMENTS
                   (cost $2,971,710,384)                        4,947,366,919
                                                               --------------

               CASH AND RECEIVABLES, NET OF
                 LIABILITIES - 0.12%                                5,951,464
                                                               --------------
                 TOTAL NET ASSETS (Basis of
                  percentages disclosed above)                 $4,953,318,383
                                                               --------------
                                                               --------------

* Nondividend paying security.
+ This company is affiliated with the Fund as defined in Section 2(a)(3) of the Investment Company Act of 1940, in that the Fund holds 5% or more of its outstanding voting securities. (Note 5)

          The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
September 30, 1998 (unaudited)
-------------------------------------------------------------------------------

ASSETS:
     Investments in securities at market value (Note 1 (a)) -
          Nonaffiliated issuers (cost $2,714,622,240) -
            see accompanying schedule of investments.........   $4,535,277,883
          Affiliated issuers (cost $257,088,144) -
            see accompanying schedule of investments (Note 5)      412,089,036
                                                                --------------
               Total investments.......................          4,947,366,919
                                                                --------------
     Receivables --
          Investment securities sold...................             23,491,367
          Dividends and interest.......................              1,932,453
                                                                --------------
               Total receivables.......................             25,423,820
                                                                --------------
               Total assets............................          4,972,790,739
                                                                --------------

LIABILITIES:
     Payables --
          Investment securities purchased..............             16,238,578
          Management fee (Note 2)......................              2,671,168
          Other payables and accrued expenses..........                562,610
                                                                --------------
               Total liabilities.......................             19,472,356
                                                                --------------
               Total net assets........................         $4,953,318,383
                                                                --------------
                                                                --------------

NET ASSETS CONSIST OF:
      Fund shares issued and outstanding...............         $2,596,269,211
      Net unrealized appreciation on
      investments (Note 3).............................          1,972,774,817
      Accumulated undistributed net realized
      gains on investments.............................            365,689,888
      Accumulated undistributed net investment income..             18,584,467
                                                                --------------
                                                                $4,953,318,383
                                                                --------------
                                                                --------------

NET ASSET VALUE PER SHARE ($.50 par value, 200,000,000 shares authorized)
     offering price and redemption price ($4,953,318,383/64,108,817 shares
     outstanding).....................................                  $77.26
                                                                        ------
                                                                        ------

          The accompanying notes to financial statements are an integral part of this statement.


Statement of Operations
For the Six Months Ended September 30, 1998 (unaudited)
-------------------------------------------------------------------------------

INCOME:
     Dividends --
          Nonaffiliated issuers .......................         $   28,165,283
          Affiliated issuers (Note 5)..................              3,535,361
     Interest..........................................             10,022,876
     Other.............................................                289,227
                                                                --------------
                                                                    41,830,747
                                                                --------------
EXPENSES:
     Management fee (Note 2)...........................             18,544,212
     Transfer agent fees...............................                964,356
     Postage and mailing fees..........................                149,985
     Custodian fees....................................                142,278
     Printing fees.....................................                 69,612
     Registration fees.................................                 42,599
     Telephone fees....................................                 39,230
     Legal fees........................................                 16,596
     Audit and tax consulting fees.....................                 10,950
     Directors' fees...................................                  7,593
     Other operating expenses..........................                  2,501
                                                                --------------
                                                                    19,989,912
                                                                --------------
               Net investment income...................             21,840,835
                                                                --------------

NET REALIZED GAINS ON INVESTMENTS:
          Nonaffiliated issuers ............................       353,908,670
          Affiliated issuers (Note 5) ......................        11,887,413
                                                                --------------
                                                                   365,796,083
                                                                --------------
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS          (1,297,869,826)
                                                                --------------
               Net loss on investments......................      (932,073,743)
                                                                --------------
               Net decrease in net assets resulting
               from operations..............................    $ (910,232,908)
                                                                --------------
                                                                --------------

               The accompanying notes to financial statements
                  are an integral part of this statement.


Statements of Changes in Net Assets
For the Six Months Ended September 30, 1998 (unaudited)
 and the Year Ended March 31, 1998
-------------------------------------------------------------------------------

                                                                           Six Months
                                                                          Ended 9/30/98            1998
                                                                          -------------       --------------
OPERATIONS:
    Net investment income................................................ $   21,840,835      $   21,616,712
    Net realized gains on investments....................................    365,796,083         436,911,653
    Net increase (decrease) in unrealized appreciation on investments.... (1,297,869,826)      1,553,035,607
                                                                          --------------      --------------
             Net increase (decrease) in net assets resulting
               from operations...........................................   (910,232,908)      2,011,563,972
                                                                          --------------      --------------


DISTRIBUTIONS TO SHAREHOLDERS:
    Distributions from net investment income
      ($0.1340 and $0.3616 per share, respectively)......................     (8,440,178)       (21,461,299)
    Distributions from net realized gains on investment transactions
      ($2.4716 and $5.8002 per share, respectively)......................   (155,677,191)      (344,374,893)
                                                                          --------------      --------------

             Total distributions.........................................   (164,117,369)      (365,836,192)
                                                                          --------------      --------------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued (2,512,976 and 3,910,077
      shares, respectively)..............................................    224,893,543         316,714,028
    Net asset value of shares issued in distributions from net investment income and net realized gains (1,679,412 and 4,286,977 shares,
      respectively) .....................................................    153,531,781         342,434,753
    Cost of shares redeemed (2,940,192 and 4,783,859 shares,
      respectively)......................................................   (257,960,946)       (387,160,979)
                                                                          --------------      --------------

             Increase in net assets derived from capital share transactions  120,464,378         271,987,802
                                                                          --------------      --------------
             Total increase (decrease) in net assets                        (953,885,899)      1,917,715,582
                                                                          --------------      --------------

NET ASSETS, at the beginning of the period (including undistributed net
  investment income of $5,183,810 and $5,028,397, respectively)........... 5,907,204,282       3,989,488,700
                                                                          --------------      --------------
NET ASSETS, at the end of the period (including undistributed net investment
  income of $18,584,467 and $5,183,810, respectively)....................$4,953,318,383      $5,907,204,282
                                                                          --------------      --------------
                                                                          --------------      --------------

    The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
September 30, 1998 (unaudited)
-------------------------------------------------------------------------------

(1) Summary of Significant Accounting Policies --
    Nicholas Fund, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The primary objective of the Fund is capital appreciation in which income is a secondary consideration. To achieve its objective, the Fund invests in a diversified list of common stocks having growth potential. The following is a summary of the significant accounting policies of the Fund:

    (a) Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Market values of most debt securities are valued at current evaluated bid price. Variable rate demand notes are valued at cost which approximates market value. U.S. Treasury Bills and commercial paper are stated at market value with the resultant difference between market value and original purchase price being recorded as interest income. Investment transactions are generally recorded no later than the first business day after the trade date. Cost amounts, as reported on the schedule of investments and the statement of assets and liabilities, are the same for Federal income tax purposes.

    (b) Net realized gains and losses on common stocks and bonds were computed on the basis of specific certificates.

    (c) Provision has not been made for Federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

    (d) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value on date of distribution.

    (e) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from estimates.

(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the investment adviser based on 1/16th of 1% (.75 of 1% on an annual basis) of the average net asset value up to and including $50 million and 2/37th of 1% (.65 of 1% on an annual basis) of the average net asset value in excess of $50 million. Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel. This advisory agreement is subject to an annual review by the Directors of the Fund.

(3) Net Unrealized Appreciation --
    Aggregate gross unrealized appreciation (depreciation) as of September 30, 1998, based on investment cost for Federal tax purposes is as follows:

         Aggregate gross unrealized appreciation on investments......   $2,225,698,912
         Aggregate gross unrealized depreciation on investments......     (252,924,095)
                                                                        ---------------
              Net unrealized appreciation .........................     $1,972,774,817
                                                                        ---------------
                                                                        ---------------

(4) Investment Transactions --
    For the six months ended September 30, 1998, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $656,731,520 and $1,000,829,575, respectively.

(5) Transactions with Affiliates --
    Following is an analysis of transactions for the six months ended September 30, 1998 with "affiliated companies" as defined by the Investment Company Act of 1940:

                                              Share Activity                                     Amount of
                                 -------------------------------------------                      Capital
                                                                                    Amount of   Gain/(Loss)
                                                                                    Dividends    Realized
                                 Balance                             Balance         Credited    on Sale
    Security Name                3/31/98       Purchases   Sales     9/30/98        to Income    of Shares
    -------------                -------       ---------   -----     -------        ---------    ---------
    CSS Industries, Inc.           852,000        --         --        852,000       $  --       $   --
    Foremost Corporation of
      America                    2,641,331      99,800       --      2,741,131        491,621        --
    General Cable Corporation    2,302,200     235,200       --      2,537,400        202,485        --
    Heartland Express, Inc.      1,272,089     875,000       --      2,147,089          --           --
    Mercury General Corporation  5,045,600        --       810,000   4,235,600      1,542,835     44,947,705
    National HealthCare
      Corporation                  798,552     230,800       --      1,029,352          --           --
    National Health Realty, Inc.   666,828        --         --        666,828        443,441        --
    Quorum Health Group, Inc.    3,030,000     862,000       --      3,892,000          --           --
    Wallace Computer Services,
      Inc.(a)                    3,200,000        --     2,708,200     491,800        672,479    (33,060,292)
                                                                                    -----------  -------------
                                                                                   $32353,361    $11,887,413
                                                                                    -----------  -------------
                                                                                    -----------  -------------

(a) As of September 30, 1998, the Fund is no longer affiliated with this company.

Historical Record (unaudited)
-------------------------------------------------------------------------------

                                            (Adjusted for a Two-for-One Stock Split June 15, 1979)

                                              Net Investment                      Dollar
                                  Net             Income       Capital Gain      Weighted         Growth of An
                               Asset Value    Distributions    Distributions    Price/Earnings   Initial $10,000
                                Per Share       Per Share        Per Share         Ratio**        Investment***
                               -----------    -------------    -------------    --------------   ---------------
July 14, 1969*...............   $ 6.59        $  --            $  --               --             $ 10,000
March 31, 1986...............    35.26         0.5750           0.6100            15.8 times        87,699
March 31, 1987...............    39.94         0.8820           0.1870            16.3             102,387
March 31, 1988...............    32.15         1.8400           4.0340            14.1              98,557
March 31, 1989...............    35.27         1.0250           0.4510            13.2             113,155
March 31, 1990...............    37.72         0.9240           1.0540            14.9             127,360
March 31, 1991...............    42.99         0.7900           0.2250            16.9             149,180
March 31, 1992...............    49.68         0.6790           0.8240            19.4             178,011
March 31, 1993...............    52.91         0.6790           2.0420            18.5             200,098
March 31, 1994...............    51.10         0.8175           1.0470            16.7             200,182
March 31, 1995...............    52.22         0.7070           3.3170            17.2             221,970
March 31, 1996...............    63.81         0.5650           4.0945            21.0             293,836
March 31, 1997..............     67.11         0.4179           5.3166            21.7             336,973
March 31, 1998...............    93.98         0.3616           5.8002            30.0             508,762
September 30, 1998...........    77.26         0.1340 (a)       2.4716 (a)        27.7             430,169

    *Date of Initial Public Offering.
   **Based on latest 12 months accomplished earnings.
  ***Assuming reinvestment of all distibutions.


 (a) Paid May 20, 1998 to shareholders of record May 14, 1998.


     Range in quarter end price/earnings
     ratios since December 31, 1974
          High                          Low
      ---------------               ---------------
      6/30/98    31.4               3/31/82     8.3


AUTOMATIC INVESTMENT PLAN - AN UPDATE (UNAUDITED)

The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.

Dollar cost averaging involves making equal systematic investments over an extended time period. A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high. The automatic investment plan is an excellent way for you to become a disciplined investor.

The following table illustrates what dollar cost averaging can achieve. Please note that past performance is no guarantee of future results. Nicholas Company recommends dollar cost averaging as a practical investment method. It should be consistently applied for long periods (5-10 years or more) so that investments are made through several market cycles. The table will be updated and appear in future financial reports issued by the Nicholas Family of Funds.

                                                                           Nicholas Fund
                                                                   ______________________________
     $1,000 initial investment on                                     7-14-69*       9-30-88

     $100 invested on the last day of each month following
          the date of the initial investment (in years)                29.2           10
     Total cash invested                                              $ 36,100       $13,000
     Total dividends and capital gains distributions reinvested       $265,196       $ 8,352
     Total full shares owned 9/30/98                                     8,318           401
     Total market value on 9/30/98                                    $642,668       $30,981


The results above assume purchase on the last day of the month. The Nicholas Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor). Total market value includes reinvestment of all distributions.

* Dated initial public offerings.

            NICHOLAS FAMILY OF FUNDS DECEMBER DISTRIBUTION SCHEDULE
            -------------------------------------------------------
FUND               RECORD DATE          EX-DIVIDEND DATE          PAYMENT DATE
----               -----------          ----------------          ------------
NICHOLAS FUND       12/28/98               12/29/98                 12/31/98
NICHOLAS II         12/22/98               12/23/98                 12/31/98
NICHOLAS LIMITED
EDITION             12/29/98               12/30/98                 12/31/98
NICHOLAS EQUITY
INCOME              12/29/98               12/30/98                 12/31/98
NICHOLAS INCOME     12/29/98               12/30/98                 12/31/98

                        Officers and Directors

                          ALBERT O. NICHOLAS
                        President and Director

                           ROBERT H. BOCK
                              Director

                          MELVIN L. SCHULTZ
                              Director

                           RICHARD SEAMAN
                              Director

                          DAVID L. JOHNSON
                      Executive Vice President

                          THOMAS J. SAEGER
               Executive Vice President and Secretary

                          DAVID O. NICHOLAS
                        Senior Vice President

                          LYNN S. NICHOLAS
                        Senior Vice President

                           JEFFREY T. MAY
                Senior Vice President and Treasurer

                           MARK J. GIESE
                           Vice President

                          CANDACE L. LESAK
                           Vice President

                          KATHLEEN A. EVANS
                      Assistant Vice President

                          TRACY C. EBERLEIN
                      Assistant Vice President

                         Investment Adviser
                        NICHOLAS COMPANY, INC.
                        Milwaukee, Wisconsin
                    414-272-6133 or 800-227-5987

                          Transfer Agent
                 FIRSTAR MUTUAL FUND SERVICES, LLC
                       Milwaukee, Wisconsin
                   414-276-0535 or 800-544-6547

                            Custodian
                   FIRSTAR BANK MILWAUKEE, N.A.
                      Milwaukee, Wisconsin
                   414-276-0535 or 800-544-6547

                              Counsel
                       DAVIS & KUELTHAU, S.C.
                       Milwaukee, Wisconsin

                            Auditors
                       ARTHUR ANDERSEN LLP
                       Milwaukee, Wisconsin

-------------------------------------------------------------------------------

        This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

700 North Water Street
Milwaukee, Wisconisn  53202
www.nicholasfunds.com